Stock Based Compensation - Summary of Status of Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Granted	0	0
Employee Stock Option Plan [Member]
Number of Options
Beginning Balance		23,000	46,500
Granted	0	0	0
Exercised			(1,500)
Expired		(23,000)	(22,000)
Ending Balance			23,000
Weighted Average Exercise Price
Beginning Balance		$ 23.46	$ 22.06
Granted	$ 0	0	0
Exercised			18.00
Expired		$ 23.46	21.95
Ending Balance			$ 23.46
Directors Stock Option Plan [Member]
Number of Options
Beginning Balance	78,000	87,000	96,000
Granted	0	0	0
Exercised	(6,000)
Expired	(9,000)	(9,000)	(9,000)
Ending Balance	63,000	78,000	87,000
Options exercisable at: December 31, 2017	63,000
Weighted Average Exercise Price
Beginning Balance	$ 21.08	$ 21.35	$ 21.30
Granted	0	0	0
Exercised	20.94
Expired	22.00	23.70	20.00
Ending Balance	20.96	$ 21.08	$ 21.35
Weighted average exercise price of Options exercisable at: December 31, 2017	$ 20.96